GOODWILL AND INTANGIBLE ASSETS (Aggregate Amount of Amortization of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
2024	$ 332,773
2025	275,053
2026	259,697
2027	239,485
2028	222,255
Thereafter	2,458,170
Total remaining amortization	$ 3,787,433	$ 749,245